Related Party Transactions	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Related Party Transactions
17	RELATED PARTY TRANSACTIONS

a)	Related parties

Name of related parties	Relationship
Yusheng Han	Shareholder of a shareholder of the Company, Chief Executive Officer, director
Shaokun Chuai	Shareholder of a shareholder of the Company, Chief Scientific Officer, director
EaSuMed Holding Ltd.	Equity method investee
Guangzhou Burning Rock Biological Engineering Co., Ltd.	Company controlled by the Founder

b)	The Group had the following related party transactions:

	For the years ended December 31,
	2020	2021	2022
	RMB	RMB	RMB	US$
Service received from:
EaSuMed Holding Ltd.	770	2,195	201	29

Rental income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd. (iii)	—	187	—	—

Equipment usage service income from:
Guangzhou Burning Rock Biological Engineering Co., Ltd. (iv)	—	441	—	—

Interest income from:
Yusheng Han (i)	176	—	—	—
Shaokun Chuai (ii)	295	—	—	—

	471	—	—	—

(i)
On March 29, 2019, the Group entered into a loan agreement with Yusheng Han with a principal amount of US$5,500 at the simple rate of 4.5% per annum. The loan was fully repaid in February and March 2020.

(ii)	On March 28, 2019, the Group entered into a loan agreement with Shaokun Chuai with a principal amount of US$2,500 at the simple rate of 4.5% per annum. The loan was fully repaid in May 2020.

(iii)
On April 1, 2021, the Group entered into a
one-year
sublease agreement on its office with a related party and recorded RMB97 in other income for the year ended December 31, 2021. The lease was early terminated on September 30, 2021.

(iv)
On April 1, 2021, the Group entered into a
contract
to
provide equipment usage service to

its related party
with a total contract
amount of RMB997, of which RMB441 was

recorded in other income for the year ended December 31,

2021. The contract was

early

terminated on September 30, 2021.